Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net (loss) income	$ (8,004,730)	$ 1,275,882	$ 1,296,203
Adjustments:
Depreciation of equipment	197,231
Amortization of right-of-use assets – finance lease		1,384	20,742
(Reversal) provision of expected credit loss allowance, net	(66,401)	19,834	23,413
Deferred taxation	213,019	(3,079)	(5,413)
Share-based compensation – consultancy services	7,813,520
Change in working capital items:
Change in accounts receivable	(2,435,319)	3,981,041	(3,828,747)
Change in contract assets	(2,321,132)	(448,047)	(316,594)
Prepayments	(835,897)
Change in deposits			(2,564)
Change in accounts payable	1,694,878	(1,919,732)	949,911
Change in income tax payable	(32,534)	261,852	176,938
Change in accrued expenses and other payables	(36,055)	222,678	19,904
Cash (used in) generated from operating activities	(3,813,420)	3,391,813	(1,666,207)
Investing activity:
Purchases of equipment	(1,972,308)
Cash used in investing activity	(1,972,308)
Financing activities:
Principal payments for finance lease liabilities			(12,835)
(Repayment to) Advances from directors	(1,975,616)	(1,142,786)	1,922,564
Advances From A Related Party	153,846
Issuance of ordinary shares	6,900,000	165,350
Deferred offering costs	(1,342,313)	(238,319)	(225,210)
Cash generated from (used in) financing activities	3,735,917	(1,215,755)	1,684,519
Net (decrease) increase in cash at banks	(2,049,811)	2,176,058	18,312
Cash at banks as of beginning of the year	2,365,532	189,474	171,162
Cash at banks as of the end of the year	315,721	2,365,532	189,474
Supplementary Cash Flows Information
Cash (paid) refunded for income tax	(32,221)	29,256	(57,692)
Cash paid for interest			1,777
Supplemental non-cash investing and financing activities
Issuance of ordinary shares for consultancy services	7,813,520
Offering costs offset against additional paid-in capital	$ 463,529